LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Summary of long-term debt

The following table presents GFL’s long-term debt for the periods indicated:

	December 31, 2024	December 31, 2023
Revolving credit facility	$188.0	$184.9
Term Loan B Facility	1,040.6	961.8
Notes(1)
4.250% USD senior secured notes (“4.250% 2025 Secured Notes”)(2)	—	661.3
3.750% USD senior secured notes (“3.750% 2025 Secured Notes”)(3)	1,079.2	992.0
5.125% USD senior secured notes (“5.125% 2026 Secured Notes”)(4)	719.4	661.3
3.500% USD senior secured notes (“3.500% 2028 Secured Notes”)(5)	1,079.2	992.0
6.750% USD senior secured notes (“6.750% 2031 Secured Notes”)(6)	1,438.9	1,322.6
4.000% USD senior notes (“4.000% 2028 Notes”)(7)	1,079.2	992.0
4.750% USD senior notes (“4.750% 2029 Notes”)(8)	1,079.2	992.0
4.375% USD senior notes (“4.375% 2029 Notes”)(9)	791.4	727.4
6.625% USD senior notes (“6.625% 2032 Notes”)(10)	719.4	—
4.375% USD Solid Waste Disposal Revenue Bonds (“4.375% Bonds”)(11)	302.2	—
Other	503.0	347.3
Subtotal	10,019.7	8,834.6
Discount	(7.5)	(9.6)
Derivative liability	70.2	90.9
Deferred finance costs	(82.9)	(79.0)
Total long-term debt	9,999.5	8,836.9
Less: Current portion of long-term debt	(1,146.5)	(9.7)
Non-current portion of long-term debt	$8,853.0	$8,827.2

Total long-term debt	9,999.5	8,836.9
Less: Derivative asset	(114.7)	(20.0)
Total long-term debt, net of derivative asset	$9,884.8	$8,816.9
(1)	Refer to Note 19 for additional information on the hedging arrangements related to the Notes.
(2)	Prior to their redemption on June 17, 2024, the 4.250% 2025 Secured Notes bore interest semi-annually which commenced on December 1, 2020.
(3)	The 3.750% 2025 Secured Notes bear interest semi-annually which commenced on February 1, 2021 with principal maturing on August 1, 2025.
(4)	The 5.125% 2026 Secured Notes bear interest semi-annually which commenced on December 15, 2019 with principal maturing on December 15, 2026.
(5)	The 3.500% 2028 Secured Notes bear interest semi-annually which commenced on September 1, 2021 with principal maturing on September 1, 2028.
(6)	The 6.750% 2031 Secured Notes bear interest semi-annually which commenced on January 15, 2024 with principal maturing on January 15, 2031.
(7)

The 4.000% 2028 Notes are comprised of US$500.0 million of initial notes and US$250.0 million of additional notes. The initial notes and additional notes bear interest semi-annually which commenced on February 1, 2021 and February 1, 2022, respectively. The total principal matures on August 1, 2028.

(8)	The 4.750% 2029 Notes bear interest semi-annually which commenced on December 15, 2021 with principal maturing on June 15, 2029.
(9)	The 4.375% 2029 Notes bear interest semi-annually which commenced on February 15, 2022 with principal maturing on August 15, 2029.
(10)	The 6.625% 2032 Notes bear interest semi-annually which commenced on October 1, 2024 with principal maturing on April 1, 2032.
(11)	The 4.375% 2054 Bonds bear interest semi-annually commencing on May 15, 2025 with an initial mandatory tender date of October 1, 2031.

Schedule of changes in long-term debt arising from financing activities

The following table presents GFL’s opening balances of long-term debt reconciled to closing balances:

	December 31, 2024	December 31, 2023
Balance, beginning of year	$8,836.9	$9,266.8
Cash flows
Issuance of long-term debt	3,287.7	4,972.3
Repayment of long-term debt	(2,906.3)	(5,365.1)
Payment of financing costs	(25.1)	(38.2)
Long-term debt via business combinations	—	182.5
Proceeds from termination of hedged arrangements	—	17.3
Payment for termination of hedged arrangements	(7.5)	—
Non-cash changes
Accrued interest and other non-cash changes	24.1	7.4
Revaluation of foreign exchange	802.9	(217.1)
Fair value movements on hedged arrangements	(13.2)	11.0
Balance, end of year	$9,999.5	$8,836.9

Schedule of maturities	The following table presents GFL’s principal future payments on long-term debt:

2025	$1,146.5
2026	935.5
2027	82.3
2028	2,525.3
2029	1,881.0
Thereafter	3,449.1
$10,019.7